Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Taxes
Earnings before income taxes					$ 141,125	$ 354,698
Canadian corporate tax rate	8.00%	11.00%	12.00%	1.00%	26.72%	27.00%
Expected tax expense					$ 37,709	$ 95,768
Petroleum resource rent tax rate (PRRT) differential					17,455	5,349
Foreign tax rate differentials					5,543	3,086
Equity based compensation expense					3,733	13,883
Amended returns and changes to estimated tax pools and tax positions					(24,387)	(873)
Statutory rate changes and the estimated reversal rates associated with temporary differences					9,543	0
Derecognition (recognition) of deferred tax assets					65,522	(26,931)
Adjustment for uncertain tax positions					3,659	8,080
Gain on business combinations					0	(28,812)
Other non-deductible items					(10,451)	13,498
Provision for income taxes					$ 108,326	$ 83,048